BASIS OF PREPARATION OF THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (Details) - USD ($) $ in Millions	Jun. 30, 2018	Jan. 01, 2018	Dec. 31, 2017
Non-current assets
Investments in joint ventures and associates			$ 1,921
Deferred tax assets	$ 200		272
Other assets	106		199
Current assets
Trade and other receivables	643		745
Other assets	370		394
Equity
Equity attributable to equity owners of the parent	3,549		4,352
Non-controlling interests	(554)		(425)
Liabilities
Other liabilities (current)	1,249		1,346
Deferred tax liabilities	$ 287		$ 376
Impact of Adoption of IFRS 9 and IFRS 15
Non-current assets
Investments in joint ventures and associates		$ 1,924
Deferred tax assets		262
Fair value through other comprehensive income		18
Other assets		292
Current assets
Fair value through profit or loss		20
Fair value through other comprehensive income		33
Other assets		390
Equity
Equity attributable to equity owners of the parent		4,398
Non-controlling interests		(414)
Liabilities
Other liabilities (current)		1,345
Deferred tax liabilities		388
Impact of Adoption of IFRS 9 and IFRS 15 | Opening balance sheet
Non-current assets
Investments in joint ventures and associates		1,921
Deferred tax assets		272
Available for sale		18
Other assets		199
Current assets
Available for sale		53
Other assets		394
Equity
Equity attributable to equity owners of the parent		4,352
Non-controlling interests		(425)
Liabilities
Other liabilities (current)		1,346
Deferred tax liabilities		376
Impact of Adoption of IFRS 9 and IFRS 15 | Impact of IFRS 9 - Classification and measurement
Non-current assets
Investments in joint ventures and associates		(25)
Available for sale		(18)
Fair value through other comprehensive income		18
Current assets
Available for sale		(53)
Fair value through profit or loss		20
Fair value through other comprehensive income		33
Equity
Equity attributable to equity owners of the parent		(25)
Impact of Adoption of IFRS 9 and IFRS 15 | Impact of IFRS 9 - Impairment
Non-current assets
Investments in joint ventures and associates		(10)
Deferred tax assets		2
Equity
Equity attributable to equity owners of the parent		(16)
Non-controlling interests		(4)
Liabilities
Deferred tax liabilities		(2)
Impact of Adoption of IFRS 9 and IFRS 15 | Impact of IFRS 15 - Revenue and contract costs
Non-current assets
Investments in joint ventures and associates		38
Deferred tax assets		(12)
Other assets		93
Current assets
Other assets		(4)
Equity
Equity attributable to equity owners of the parent		87
Non-controlling interests		15
Liabilities
Other liabilities (current)		(1)
Deferred tax liabilities		14
Impact of Adoption of IFRS 9 and IFRS 15 | Gross
Current assets
Trade and other receivables		914
Impact of Adoption of IFRS 9 and IFRS 15 | Gross | Opening balance sheet
Current assets
Trade and other receivables		914
Impact of Adoption of IFRS 9 and IFRS 15 | Allowance for doubtful debt
Current assets
Trade and other receivables		(183)
Impact of Adoption of IFRS 9 and IFRS 15 | Allowance for doubtful debt | Opening balance sheet
Current assets
Trade and other receivables		(169)
Impact of Adoption of IFRS 9 and IFRS 15 | Allowance for doubtful debt | Impact of IFRS 9 - Impairment
Current assets
Trade and other receivables		$ (14)